Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 453,053	$ 338,133
U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	14,864	7,066
Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	421,771	229,982
Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	16,418	101,085
Overnight and Continuous
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	436,635	327,610
Overnight and Continuous | U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	14,864	7,066
Overnight and Continuous | Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	421,771	229,982
Overnight and Continuous | Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	90,562
Up to 30 Days
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	16,418	10,523
Up to 30 Days | U.S. treasuries
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	0
Up to 30 Days | Government agency issued MBS
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	0
Up to 30 Days | Government agency issued CMO
Transfer Of Certain Financial Assets Accounted For As Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 16,418	$ 10,523